WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 85.0%
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 3.4%
AT&T Inc., Senior Notes	4.450%	4/1/24	420,000	$439,721
AT&T Inc., Senior Notes	4.300%	2/15/30	510,000	516,335
AT&T Inc., Senior Notes	4.500%	5/15/35	1,020,000	1,006,457
AT&T Inc., Senior Notes	6.350%	3/15/40	100,000	116,149
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	9,470
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	599,835
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	481,828
AT&T Inc., Senior Notes	4.500%	3/9/48	806,000	757,567	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.777%	6/12/24	1,760,000	1,746,796	(b)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	366,121
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,170,554	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	250,000	318,107
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	460,000	469,384
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	260,000	270,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,340,000	1,351,725	(a)
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	1,320,000	1,340,125
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	219,877
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	507,716
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	405,000	428,686
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	3,840,000	3,889,749
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	184,398
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	660,000	678,386

Total Diversified Telecommunication Services				17,869,386

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	91,713	(a)
Walt Disney Co., Senior Notes	6.400%	12/15/35	90,000	119,541	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	220,934	(a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	690,000	854,669	(a)

Total Entertainment				1,286,857

Media - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,110,000	1,119,713	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,070,000	1,032,386

See Notes to Schedule of Investments.

1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	40,000	$39,729
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	490,000	489,004
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	870,000	910,150
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	650,083
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,384,281
Comcast Corp., Senior Notes	3.150%	2/15/28	1,690,000	1,655,277
Comcast Corp., Senior Notes	4.250%	10/15/30	1,050,000	1,116,505
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	104,197
Comcast Corp., Senior Notes	4.600%	10/15/38	630,000	675,528
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	193,257
Comcast Corp., Senior Notes	4.700%	10/15/48	640,000	694,848
Comcast Corp., Senior Notes	4.950%	10/15/58	590,000	651,717
Fox Corp., Senior Notes	4.709%	1/25/29	930,000	998,027	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,120,000	2,348,196	(a)
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	225,069
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	674,806
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,201,518
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	190,000	212,267
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	910,000	1,187,817
UBM PLC, Senior Notes	5.750%	11/3/20	745,000	770,545	(a)
Warner Media LLC, Senior Notes	3.800%	2/15/27	830,000	827,404

Total Media				19,162,324

Wireless Telecommunication Services - 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	2,135,000	2,247,087
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,287,500	3,294,732	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	190,000	193,302
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	410,898
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	900,000	893,626

Total Wireless Telecommunication Services				7,039,645

TOTAL COMMUNICATION SERVICES				45,358,212

See Notes to Schedule of Investments.

2

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	970,000	$970,690	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	590,000	573,583	(a)

Total Auto Components				1,544,273

Automobiles - 0.6%
Ford Motor Co., Senior Notes	9.215%	9/15/21	1,335,000	1,496,283
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	160,000	165,859
General Motors Co., Senior Notes	4.875%	10/2/23	300,000	312,162
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	481,893
General Motors Co., Senior Notes	6.750%	4/1/46	670,000	699,810
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	184,488
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,026

Total Automobiles				3,390,521

Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,218,000	1,281,945	(a)

Hotels, Restaurants & Leisure - 1.4%
Marriott International Inc., Senior Notes	3.600%	4/15/24	760,000	767,362
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	712,949
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	673,751
McDonald’s Corp., Senior Notes	4.450%	9/1/48	1,100,000	1,130,757
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,560,000	1,611,150
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,930,000	2,014,319
Sands China Ltd., Senior Notes	5.400%	8/8/28	410,000	430,541

Total Hotels, Restaurants & Leisure				7,340,829

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.500%	4/30/24	490,000	498,575
Newell Brands Inc., Senior Notes	4.200%	4/1/26	670,000	640,094

Total Household Durables				1,138,669

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	860,000	866,597
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	749,426

Total Internet & Direct Marketing Retail				1,616,023

Multiline Retail - 0.9%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	1,970,000	1,998,906
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	1,420,000	1,416,360
Target Corp., Senior Notes	3.375%	4/15/29	1,280,000	1,297,493

Total Multiline Retail				4,712,759

See Notes to Schedule of Investments.

3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	$567,076
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,610,000	1,712,297
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	19,122
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	997,434

Total Specialty Retail				3,295,929

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry Inc., Senior Notes	3.000%	7/15/22	480,000	472,546

TOTAL CONSUMER DISCRETIONARY				24,793,494

CONSUMER STAPLES - 6.0%
Beverages - 3.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	340,000	341,321	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,830,000	2,881,068
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,890,000	1,970,603
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	7,110,000	7,581,696
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,560,000	2,463,403
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	260,000	285,771
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	160,000	159,596
Constellation Brands Inc., Senior Notes	3.500%	5/9/27	60,000	58,636
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	558,934
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	376,136

Total Beverages				16,677,164

Food & Staples Retailing - 0.3%
Kroger Co., Senior Notes	2.650%	10/15/26	690,000	635,725
Kroger Co., Senior Notes	3.700%	8/1/27	50,000	49,231
Walmart Inc., Senior Notes	4.050%	6/29/48	830,000	882,796

Total Food & Staples Retailing				1,567,752

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	80,000	80,795
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	20,000	20,557
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	20,000	23,049	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	220,000	208,466
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	500,000	483,308
Mars Inc., Senior Notes	2.700%	4/1/25	520,000	518,209	(a)

See Notes to Schedule of Investments.

4

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Mars Inc., Senior Notes	3.200%	4/1/30	530,000	$530,536	(a)
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	518,819	(a)

Total Food Products				2,383,739

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.500%	10/25/47	400,000	399,839

Tobacco - 2.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,472,125
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	469,102
Altria Group Inc., Senior Notes	3.800%	2/14/24	680,000	692,487
Altria Group Inc., Senior Notes	4.400%	2/14/26	1,640,000	1,687,212
Altria Group Inc., Senior Notes	4.800%	2/14/29	3,110,000	3,209,069
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	52,293
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	164,544
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	640,000	793,413
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,473,542
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	936,959

Total Tobacco				10,950,746

TOTAL CONSUMER STAPLES				31,979,240

ENERGY - 12.9%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	7.750%	2/1/26	320,000	271,600
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	428,946
Halliburton Co., Senior Notes	5.000%	11/15/45	670,000	713,452

Total Energy Equipment & Services				1,413,998

Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,280,000	1,395,272
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,142,738
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	220,000	279,864
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	226,553
Apache Corp., Senior Notes	4.750%	4/15/43	1,170,000	1,102,232
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,120,000	1,118,520
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	470,000	475,825
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	1,110,000	1,130,961
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,850,000	1,922,769
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,300,000	1,297,198
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,850,000	1,902,401
Concho Resources Inc., Senior Notes	3.750%	10/1/27	250,000	248,201
Concho Resources Inc., Senior Notes	4.300%	8/15/28	650,000	671,104
Continental Resources Inc., Senior Notes	5.000%	9/15/22	750,000	756,176

See Notes to Schedule of Investments.

5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,360,000	$1,409,068
Continental Resources Inc., Senior Notes	3.800%	6/1/24	539,000	543,129
Continental Resources Inc., Senior Notes	4.375%	1/15/28	441,000	453,578
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,080,645
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	165,558
Devon Energy Corp., Senior Notes	5.000%	6/15/45	590,000	618,809
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	865,363
Ecopetrol SA, Senior Notes	5.375%	6/26/26	820,000	885,600
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	518,960
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	1,780,000	1,840,315
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	60,000	67,824
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	120,000	128,668
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	56,084
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	490,000	515,387
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	930,000	907,883
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	1,650,000	1,474,316	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	964,222
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	607,125
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	900,000	945,809	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,206,000	1,386,797
Kerr-McGee Corp., Senior Notes	7.125%	10/15/27	550,000	626,379
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	240,000	304,513
Kinder Morgan Energy Partners LP, Senior Notes	5.625%	9/1/41	350,000	375,529
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	292,867
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	790,000	804,023	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	1,460,000	1,538,281
MPLX LP, Senior Notes	4.500%	4/15/38	1,330,000	1,265,281
MPLX LP, Senior Notes	5.500%	2/15/49	370,000	395,225
Newfield Exploration Co., Senior Notes	5.750%	1/30/22	780,000	833,435
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	120,000	121,650	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	770,000	759,217
Noble Energy Inc., Senior Notes	6.000%	3/1/41	70,000	77,591
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	194,042
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,028,680
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,020,000	1,042,175
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	630,000	627,221
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	668,006

See Notes to Schedule of Investments.

6

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	$63,662
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	440,000	451,009
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	529,000	545,531
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,110,000	1,223,609
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,040,000	1,031,056
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	950,000	992,560
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,481,000	1,403,247
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	279,750
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	209,332
Shell International Finance BV, Senior Notes	3.875%	11/13/28	10,000	10,604
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,530,000	1,673,643
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,044,439
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	680,000	679,150
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	820,000	976,717
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,565,000	1,958,192
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,980,000	2,384,622
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,670,000	1,651,382
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,720,000	1,743,917
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	1,590,000	1,615,458
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	740,000	752,210
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	1,034,000	1,143,188
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,020,000	1,077,279
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,070,000	1,345,014
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	877,235
YPF SA, Senior Notes	8.500%	3/23/21	360,000	364,590	(a)

Total Oil, Gas & Consumable Fuels				67,556,465

TOTAL ENERGY				68,970,463

FINANCIALS - 26.8%
Banks - 19.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,200,000	1,206,000	(a)(b)(c)
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,200,000	1,164,651
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	168,801

See Notes to Schedule of Investments.

7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,338,000	$1,333,300	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	305,000	298,511	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	690,000	701,037	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	850,000	848,233	(b)
Bank of America Corp., Senior Notes (3.705% to 4/24/27 then 3 mo. USD LIBOR + 1.512%)	3.705%	4/24/28	1,090,000	1,095,830	(b)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	1,520,000	1,584,001	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	1,140,000	1,176,008	(b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. USD LIBOR + 1.990%)	4.443%	1/20/48	90,000	93,992	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	528,141
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,900,000	2,982,075
Bank of New York Mellon, Senior Notes (3 mo. USD LIBOR + 0.300%)	2.915%	12/4/20	2,300,000	2,303,712	(b)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	470,000	466,350	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,590,000	2,818,140
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,590,000	2,651,512	(b)(c)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	1,370,000	1,385,810	(b)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	410,000	410,338	(a)(b)(c)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	2,210,000	2,211,469	(a)
BNP Paribas SA, Senior Notes (3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,150,000	1,193,375	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	460,000	497,025	(a)(b)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	316,899
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,787,000	4,194,530
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,980,000	2,125,676
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	770,000	784,397	(b)

See Notes to Schedule of Investments.

8

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	$439,134
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,490,000	2,502,890
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	73,894
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,757,000	3,926,718
Credit Agricole SA, Junior Subordinated Notes (6.875% to 9/23/24 then USD 5 year ICE Swap Rate + 4.319%)	6.875%	9/23/24	390,000	394,875	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	640,000	720,609	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	460,000	459,956	(a)
Danske Bank AS, Senior Notes	5.000%	1/12/22	1,720,000	1,764,699	(a)
Danske Bank AS, Senior Notes	5.375%	1/12/24	1,160,000	1,207,154	(a)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	1,340,000	1,377,053
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,090,000	1,082,343	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,380,000	1,367,490	(b)(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,000,000	1,014,365	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	1,080,000	1,089,174	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	760,000	799,527	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,000,000	974,186	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,430,000	1,383,099	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,440,000	3,361,347	(a)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	100,000	96,984	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	2,100,000	2,158,752	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,380,000	1,432,810	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	330,000	344,539	(b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. USD LIBOR + 1.580%)	4.260%	2/22/48	1,010,000	1,036,696	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	1,220,000	1,299,633	(b)

See Notes to Schedule of Investments.

9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	$696,196
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	190,141
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	930,000	1,030,619
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	423,325	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,320,000	1,340,651	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,780,000	1,772,028
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,850,000	2,889,664
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	900,000	922,427
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	740,000	711,236	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	1,930,000	1,946,206
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	925,000	1,023,286
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,104,640	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,150,000	1,227,625	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	1,160,000	1,222,212	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,030,000	1,042,111	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,440,000	1,485,370	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	3,140,000	3,222,510	(a)
UBS AG, Senior Notes	4.500%	6/26/48	430,000	482,250	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,260,000	2,295,290	(a)(b)(c)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	874,284	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,310,000	1,371,416	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,170,000	3,200,215	(a)(b)
Wachovia Capital Trust III Ltd. Gtd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	450,000	444,836	(b)(c)

See Notes to Schedule of Investments.

10

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	$78,082
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	1,390,000	1,454,332
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	640,000	643,007	(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,891,498
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	500,000	514,355
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	1,260,000	1,343,750
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,620,000	1,702,454

Total Banks				104,393,756

Capital Markets - 4.3%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	540,000	568,018
CME Group Inc., Senior Notes	3.750%	6/15/28	650,000	684,218
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	590,000	589,825	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,250,000	1,256,531	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	1,360,000	1,399,896	(a)(b)(c)
Credit Suisse Group AG, Subordinated Notes	5.400%	1/14/20	4,330,000	4,409,003
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	260,000	349,442
Goldman Sachs Capital II Ltd. Gtd. (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/29/19	700,000	540,033	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,718,419
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	98,814
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	1,460,000	1,447,669	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	250,000	255,721	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,130,000	1,157,773
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,270,000	1,345,081
Intercontinental Exchange Inc., Senior Notes	3.750%	9/21/28	1,070,000	1,110,672
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,970,000	2,016,386	(a)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	2,070,000	2,182,004	(b)

See Notes to Schedule of Investments.

11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	340,000	$360,127
State Street Corp., Senior Notes (4.141% to 12/3/28 then 3 mo. USD LIBOR + 1.030%)	4.141%	12/3/29	1,600,000	1,716,647	(b)

Total Capital Markets				23,206,279

Consumer Finance - 0.7%
American Express Co., Senior Notes	3.700%	11/5/21	2,210,000	2,259,690
Synchrony Financial, Senior Notes	4.375%	3/19/24	1,100,000	1,115,399
Synchrony Financial, Senior Notes	4.500%	7/23/25	220,000	221,034

Total Consumer Finance				3,596,123

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	1,150,000	1,196,464
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	690,000	685,066	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	620,000	610,596	(a)
High Street Funding Trust I, Senior Notes	4.111%	2/15/28	1,340,000	1,361,440	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	430,000	441,782	(a)

Total Diversified Financial Services				4,295,348

Insurance - 1.5%
American International Group Inc., Senior Notes	4.750%	4/1/48	520,000	517,993
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	1,070,000	1,110,674
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	810,000	817,088	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	879,289	(a)
MetLife Inc., Senior Notes	4.721%	12/15/44	110,000	120,093
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	2,030,000	1,978,868	(a)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	510,000	536,317	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	710,000	758,048	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	514,807	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	822,146	(a)

Total Insurance				8,055,323

TOTAL FINANCIALS				143,546,829

HEALTH CARE - 10.3%
Biotechnology - 0.8%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	297,895
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	343,646
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	341,487

See Notes to Schedule of Investments.

12

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	$377,969
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	518,087
Celgene Corp., Senior Notes	3.875%	8/15/25	490,000	501,473
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	890,000	919,604
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	294,884
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	199,364
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	91,228
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	250,000	262,050

Total Biotechnology				4,147,687

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	795,853
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	173,695
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,680,000	1,675,119
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	180,000	178,281
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	490,000	506,411
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 0.875%)	3.476%	12/29/20	1,301,000	1,301,140	(b)

Total Health Care Equipment & Supplies				4,630,499

Health Care Providers & Services - 5.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,071,023
AmerisourceBergen Corp., Senior Notes	3.450%	12/15/27	640,000	626,263
Anthem Inc., Senior Notes	3.650%	12/1/27	570,000	569,969
Anthem Inc., Senior Notes	4.101%	3/1/28	600,000	617,951
Anthem Inc., Senior Notes	4.375%	12/1/47	620,000	617,341
Anthem Inc., Senior Notes	4.550%	3/1/48	900,000	917,628
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	1,521,000	1,589,445	(b)(d)(e)
Cigna Corp., Senior Notes	4.125%	11/15/25	1,150,000	1,191,306	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	1,250,000	1,297,773	(a)
Cigna Corp., Senior Notes	4.800%	8/15/38	1,250,000	1,286,974	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	96,173
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,028,130
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,690,000	1,736,593
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,558,000	3,608,409
CVS Health Corp., Senior Notes	4.780%	3/25/38	630,000	624,810
CVS Health Corp., Senior Notes	5.125%	7/20/45	680,000	692,117
HCA Inc., Senior Secured Notes	5.500%	6/15/47	820,000	873,053
Humana Inc., Senior Notes	2.900%	12/15/22	430,000	427,123
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	479,111

See Notes to Schedule of Investments.

13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	$434,868
Humana Inc., Senior Notes	4.950%	10/1/44	890,000	951,744
Humana Inc., Senior Notes	4.800%	3/15/47	260,000	274,286
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	265,402
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,174,000	3,027,996
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	720,000	733,238
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,369,828
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	550,000	572,787
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	1,160,000	1,215,071
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	396,001

Total Health Care Providers & Services				28,592,413

Pharmaceuticals - 3.3%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	540,000	545,100
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	320,000	324,469
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	1,300,000	1,275,166
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	264,277
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	290,000	308,125	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,150,000	1,253,558	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	310,000	318,618	(a)
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	950,000	966,232	(a)
Johnson & Johnson, Senior Notes	2.900%	1/15/28	960,000	955,573
Johnson & Johnson, Senior Notes	3.700%	3/1/46	800,000	809,218
Johnson & Johnson, Senior Notes	3.500%	1/15/48	420,000	410,959
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,830,000	1,833,611
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	228,422
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	470,000	460,815
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	800,000	784,366
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	5,580,000	5,321,941
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,793,000	1,600,663

Total Pharmaceuticals				17,661,113

TOTAL HEALTH CARE				55,031,712

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.0%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	760,000	775,200	(a)
Boeing Co., Senior Notes	3.300%	3/1/35	490,000	456,582
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	981,398

See Notes to Schedule of Investments.

14

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	570,000	$558,828
L3 Technologies Inc., Senior Notes	4.400%	6/15/28	960,000	1,008,233
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	1,090,000	1,077,156
United Technologies Corp., Senior Notes	4.625%	11/16/48	420,000	446,223

Total Aerospace & Defense				5,303,620

Air Freight & Logistics - 0.2%
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	900,000	900,090

Airlines - 0.4%
American Airlines Group Inc. Pass Through Trust, Secured Bonds	4.375%	10/1/22	546,259	549,728
American Airlines Group Inc. Pass Through Trust, Secured Bonds	3.700%	5/1/23	272,282	269,206
Continental Airlines Pass Through Trust, Senior Secured Notes	7.256%	3/15/20	37,818	38,102
United Airlines Inc. Pass Through Trust	9.798%	4/1/21	302,382	316,593
United Airlines Pass Through Trust	5.375%	8/15/21	434,358	447,035
United Airlines Pass Through Trust	4.625%	9/3/22	349,719	355,472

Total Airlines				1,976,136

Commercial Services & Supplies - 0.9%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	180,740
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	246,639
Republic Services Inc., Senior Notes	3.375%	11/15/27	2,380,000	2,398,140
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	369,059
Waste Management Inc., Senior Notes	3.150%	11/15/27	1,380,000	1,376,636
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	416,212

Total Commercial Services & Supplies				4,987,426

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	1,975,778

Industrial Conglomerates - 1.2%
General Electric Co., Senior Notes	6.750%	3/15/32	65,000	75,127
General Electric Co., Senior Notes	6.150%	8/7/37	1,160,000	1,269,695
General Electric Co., Senior Notes	5.875%	1/14/38	510,000	543,258
General Electric Co., Senior Notes	6.875%	1/10/39	3,946,000	4,673,018

Total Industrial Conglomerates				6,561,098

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	698,402
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	503,299

See Notes to Schedule of Investments.

15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - (continued)
Union Pacific Corp., Senior Notes	4.375%	9/10/38	690,000	$717,593
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	241,887

Total Road & Rail				2,161,181

Transportation Infrastructure - 0.2%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	1,290,000	1,318,489	(a)

TOTAL INDUSTRIALS				25,183,818

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,167,961
Harris Corp., Senior Notes	4.854%	4/27/35	500,000	537,352

Total Communications Equipment				1,705,313

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp., Senior Notes	4.100%	3/15/29	410,000	418,108
KLA-Tencor Corp., Senior Notes	5.000%	3/15/49	270,000	286,914
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	1,310,000	1,299,954
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,150,000	1,192,529

Total Semiconductors & Semiconductor Equipment				3,197,505

Software - 1.0%
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	133,582
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,840,409
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,700,000	2,940,519
salesforce.com Inc., Senior Notes	3.700%	4/11/28	270,000	282,873

Total Software				5,197,383

TOTAL INFORMATION TECHNOLOGY				10,100,201

MATERIALS - 5.0%
Metals & Mining - 5.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	480,000	510,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	500,000	541,560	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	1,080,000	1,083,515	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	870,000	862,612	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	450,000	437,869	(a)
ArcelorMittal, Senior Notes	5.125%	6/1/20	250,000	255,660
ArcelorMittal, Senior Notes	6.125%	6/1/25	840,000	930,313
ArcelorMittal, Senior Notes	4.550%	3/11/26	2,330,000	2,384,614
ArcelorMittal, Senior Notes	7.000%	10/15/39	220,000	250,878
ArcelorMittal, Senior Notes	6.750%	3/1/41	40,000	44,664
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	580,000	663,756

See Notes to Schedule of Investments.

16

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	$749,241
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	350,000	411,559
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	220,000	243,876	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	704,000	717,200	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	196,250	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,160,000	2,297,700
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	2,390,000	2,470,942	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	500,000	509,565	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	2,570,000	2,597,697	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,375,131	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	870,000	845,075	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	200,000	192,265	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	120,000	124,800	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,130,000	997,225	(a)
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	374,995	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	469,781
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	234,000	268,866
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,920,000	3,003,044
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	870,000	851,980

TOTAL MATERIALS				26,662,633

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Trust 1, Senior Secured Notes	3.652%	3/23/28	610,000	614,994	(a)
Goodman U.S. Finance Three LLC, Senior Notes	3.700%	3/15/28	1,530,000	1,487,959	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	780,000	795,600
WEA Finance LLC, Senior Notes	4.125%	9/20/28	250,000	259,772	(a)
WEA Finance LLC, Senior Notes	4.625%	9/20/48	1,200,000	1,249,653	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	990,000	1,048,334	(a)

Total Equity Real Estate Investment Trusts (REITs)				5,456,312

Real Estate Management & Development - 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	937,418

TOTAL REAL ESTATE				6,393,730

See Notes to Schedule of Investments.

17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 3.1%
Electric Utilities - 3.0%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.375%	4/23/25	750,000		$772,327	(a)
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	990,000		1,052,568	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000		1,375,612
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,750,000		1,720,054	(a)
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000		400,729	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000		1,103,186
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000		1,595,713
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,340,000		1,360,775
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,550,000		2,052,042
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	100,000		107,390
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000		385,520	(a)
MidAmerican Energy Co.	3.650%	4/15/29	520,000		541,644
Pacific Gas & Electric Co., Senior Notes	3.500%	10/1/20	1,280,000		1,184,000	*(f)
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	890,000		780,975	*(f)
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000		520,495	(a)
Southern California Edison Co.	4.000%	4/1/47	50,000		46,635
Southern California Edison Co.	4.125%	3/1/48	800,000		763,857

Total Electric Utilities					15,763,522

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000		656,968

TOTAL UTILITIES					16,420,490

TOTAL CORPORATE BONDS & NOTES (Cost - $442,800,293)					454,440,822

SOVEREIGN BONDS - 5.7%
Argentina - 1.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	18,980,000	ARS	483,550	(b)
Argentine Bonos del Tesoro	18.200%	10/3/21	3,310,000	ARS	54,180
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	270,000		229,804
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	3,820,000		2,941,878
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,000,000		791,250

See Notes to Schedule of Investments.

18

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	720,000	$531,900
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	4,060,000	3,379,950	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	430,000	374,749	(a)

Total Argentina				8,787,261

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	1,590,000	1,681,425
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	820,000	926,354

Total Colombia				2,607,779

Ecuador - 0.7%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	1,780,000	1,995,825	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	790,000	830,488	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	800,000	884,200	(a)

Total Ecuador				3,710,513

Egypt - 0.3%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	920,000	946,650	(a)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	820,000	854,878	(a)

Total Egypt				1,801,528

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	590,000	596,803	(a)
Ghana Government International Bond, Senior Notes	8.627%	6/16/49	1,190,000	1,163,999	(a)
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	570,000	572,784	(a)

Total Ghana				2,333,586

Indonesia - 0.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	200,000	194,920

Israel - 0.3%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	1,400,000	1,420,608

See Notes to Schedule of Investments.

19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Kenya - 0.1%
Kenya Government International Bond, Senior Notes	8.250%	2/28/48	670,000	$680,473	(a)

Kuwait - 0.5%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,330,000	2,384,872	(a)

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000	1,127,700

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	400,000	400,937	(a)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	860,000	855,548	(a)

Total Nigeria				1,256,485

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	1,590,000	1,607,394	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,020,000	1,075,113	(a)

Total Qatar				2,682,507

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,350,000	1,366,065	(a)

TOTAL SOVEREIGN BONDS (Cost - $32,486,793)				30,354,297

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Government Obligations - 3.3%
U.S. Treasury Bonds	3.125%	5/15/48	5,775,000	6,124,884
U.S. Treasury Bonds	3.000%	8/15/48	6,270,000	6,491,777
U.S. Treasury Bonds	3.375%	11/15/48	260,000	289,418
U.S. Treasury Notes	2.125%	3/31/24	670,000	666,349
U.S. Treasury Notes	3.000%	9/30/25	130,000	135,385
U.S. Treasury Notes	2.875%	8/15/28	595,000	618,300
U.S. Treasury Notes	3.125%	11/15/28	1,830,000	1,941,480
U.S. Treasury Notes	2.625%	2/15/29	1,210,000	1,232,380

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,382,296)				17,499,973

MUNICIPAL BONDS - 0.8%
Alabama - 0.1%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	755,000	759,840

See Notes to Schedule of Investments.

20

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
California - 0.2%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	$869,202

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	450,000	457,763

Illinois - 0.1%
Illinois State, GO, Taxable	5.650%	12/1/38	570,000	575,540

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	940,247

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	480,000	717,830

TOTAL MUNICIPAL BONDS (Cost - $3,811,605)				4,320,422

SENIOR LOANS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
First Data Corp., 2023 Term Loan A	—%	10/26/23	2,140,000	2,131,082	(g)
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.184%	3/17/25	796,823	796,510	(b)(h)(i)

TOTAL SENIOR LOANS (Cost - $2,922,207)				2,927,592

COLLATERALIZED MORTGAGE OBLIGATIONS (j) - 0.2%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	3.086%	1/25/36	1,115,737	1,086,099	(b)
Colony Mortgage Capital Ltd., 2014-FL1 D (1 mo. USD LIBOR + 3.700%)	6.192%	4/8/31	350,000	351,713	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,339,049)				1,437,812

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Carlyle Group LP	5.875%		5,775	132,190

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.874%		15,675	362,484	(b)

TOTAL PREFERRED STOCKS (Cost - $536,093)				494,674

See Notes to Schedule of Investments.

21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes (Cost - $431,960)	1.000%	9/15/21	450,000	$424,557

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $500,710,296)				511,900,149

			SHARES
SHORT-TERM INVESTMENTS - 3.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $20,765,338)	2.440%		20,765,338	20,765,338	(k)

TOTAL INVESTMENTS - 99.6% (Cost - $521,475,634)				532,665,487
Other Assets in Excess of Liabilities - 0.4%				2,040,922

TOTAL NET ASSETS - 100.0%				$534,706,409

See Notes to Schedule of Investments.

22

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Restricted security (Note 3).

(f)	The coupon payment on these securities is currently in default as of March 31, 2019.

(g)	All or a portion of this loan is unfunded as of March 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $20,765,338 and the cost was $20,765,338 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PJSC	— Private Joint Stock Company
USD	— United States Dollar

See Notes to Schedule of Investments.

23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	225	6/19	$47,772,907	$47,946,094	$173,187
U.S. Treasury 5-Year Notes	624	6/19	71,908,454	72,276,753	368,299

					541,486

Contracts to Sell:
U.S. Treasury 10-Year Notes	94	6/19	$11,582,924	$11,676,563	$(93,639)
U.S. Treasury Long-Term Bonds	137	6/19	20,039,252	20,502,906	(463,654)
U.S. Treasury Ultra Long-Term Bonds	74	6/19	11,994,810	12,432,000	(437,190)

					(994,483)

Net unrealized depreciation on open futures contracts					$(452,997)

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	80	USD	93	Citibank N.A.	4/17/19	$(3)
GBP	2,690,000	USD	3,452,561	Citibank N.A.	4/17/19	54,310
GBP	10,000	USD	12,858	JPMorgan Chase & Co.	4/17/19	178

Total						$54,485

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

25

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Health Care	—	$53,442,267	$1,589,445	$55,031,712
Other Corporate Bonds & Notes	—	399,409,110	—	399,409,110
Sovereign Bonds	—	30,354,297	—	30,354,297
U.S. Government & Agency Obligations	—	17,499,973	—	17,499,973
Municipal Bonds	—	4,320,422	—	4,320,422
Senior Loans	—	2,927,592	—	2,927,592
Collateralized Mortgage Obligations	—	1,437,812	—	1,437,812
Preferred Stocks:
Financials	$132,190	362,484	—	494,674
Convertible Bonds & Notes	—	424,557	—	424,557

Total Long-Term Investments	132,190	510,178,514	1,589,445	511,900,149

Short-Term Investments†	—	20,765,338	—	20,765,338

Total Investments	$132,190	$530,943,852	$1,589,445	$532,665,487

Other Financial Instruments:
Futures Contracts	$541,486	—	—	$541,486
Forward Foreign Currency Contracts	—	$54,488	—	54,488

Total Other Financial Instruments	$541,486	$54,488	—	$595,974

Total	$673,676	$530,998,340	$1,589,445	$533,261,461

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$994,483	—	—	$994,483
Forward Foreign Currency Contracts	—	$3	—	3

Total	$994,483	$3	—	$994,486

†	See Schedule of Investments for additional detailed categorizations.

27

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$701,970	$63,465,336	63,465,336	$43,401,968	43,401,968

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$59,973	—	$20,765,338

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 3/31/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	06/17	$1,510,397	$1,589,445	$104.50	0.30%

28

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 61.0%
COMMUNICATION SERVICES - 13.4%
Diversified Telecommunication Services - 3.2%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000		$1,150,800	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	570,000		508,725
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	380,000	EUR	552,839
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,880,000		1,896,450	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,330,000		1,277,360	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,750,000		1,780,625	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,880,000		1,395,900	*(a)(b)

Total Diversified Telecommunication Services					8,562,699

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	330,000		349,388	(a)

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	5.000%	12/15/27	440,000		445,500	(a)

Media - 7.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,445,000		4,367,212	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	4,800,000		4,818,000	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	180,000		177,300	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	732,000		738,405	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,105,000		1,092,458	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	420,000		379,575
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,150,000		1,814,063
DISH DBS Corp., Senior Notes	7.750%	7/1/26	4,497,000		3,923,633
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	390,000		390,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,044,000	GBP	1,395,451	(c)

Total Media					19,096,097

Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000		1,710,625	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	640,000		682,800	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	600,000		576,750	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,530,000		2,438,287
Sprint Corp., Senior Notes	7.875%	9/15/23	1,390,000		1,459,500
Sprint Corp., Senior Notes	7.125%	6/15/24	170,000		172,975
Sprint Corp., Senior Notes	7.625%	2/15/25	200,000		204,500

Total Wireless Telecommunication Services					7,245,437

TOTAL COMMUNICATION SERVICES					35,699,121

See Notes to Schedule of Investments.

1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 1.2%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,080,000		$796,500	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	100,000		97,750
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,360,000		1,321,308
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	940,000		947,360	(a)

Total Auto Components					3,162,918

Diversified Consumer Services - 0.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	580,000		595,950	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step coupon	6.875%	7/8/20	100,000	GBP	136,725	(c)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	250,000		250,625	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	830,000		832,249	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		306,850	(a)

Total Diversified Consumer Services					2,122,399

Hotels, Restaurants & Leisure - 2.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	310,000		307,675	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	900,000		921,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	360,000		364,500
Marston’s Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	1,232,000	GBP	1,314,182	(c)(d)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	210,000	GBP	282,062	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,110,000	GBP	1,303,449	(c)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,505,350	(a)

Total Hotels, Restaurants & Leisure					5,999,043

See Notes to Schedule of Investments.

2

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.4%
Lennar Corp., Senior Notes	4.750%	11/29/27	770,000		$773,248
TopBuild Corp., Senior Notes	5.625%	5/1/26	320,000		316,800	(a)

Total Household Durables					1,090,048

Specialty Retail - 2.2%
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		890,890
Masaria Investments SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	270,551	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,031,000	EUR	1,134,920	(c)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	528,382	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,510,000		1,506,225	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		764,750	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	660,000	EUR	737,852	(a)(d)

Total Specialty Retail					5,833,570

Textiles, Apparel & Luxury Goods - 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	587,110	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,470,000		1,457,652	(a)

Total Textiles, Apparel & Luxury Goods					2,044,762

TOTAL CONSUMER DISCRETIONARY					20,252,740

CONSUMER STAPLES - 0.9%
Food Products - 0.6%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	210,000		213,150	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,390,000		1,403,900	(a)

Total Food Products					1,617,050

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	340,000		344,250

Tobacco - 0.2%
Altria Group Inc., Senior Notes	5.950%	2/14/49	450,000		483,636

TOTAL CONSUMER STAPLES					2,444,936

ENERGY - 11.6%
Oil, Gas & Consumable Fuels - 11.6%
Berry Petroleum Co. Escrow	—	—	1,600,000		0	*(e)(f)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	375,000		384,375	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,415,000		2,390,850
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,070,000		1,083,386

See Notes to Schedule of Investments.

3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,860,000	$1,893,015	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	*(e)(f)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	760,000	705,850	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,600,000	1,500,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	821,284
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	420,000	401,100	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000	1,543,290
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	430,000	436,235
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,920,000	6,871,560
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	410,000	406,474
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,850,000	1,725,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,540,000	1,635,480	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	183,812	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	353,000	349,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	220,000	239,525	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,734,000	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,560,000	2,421,760	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	808,000	(a)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	900,000	886,500
YPF SA, Senior Notes	8.500%	7/28/25	2,450,000	2,413,250	(a)
YPF SA, Senior Notes	6.950%	7/21/27	150,000	133,762	(a)

TOTAL ENERGY				31,008,762

See Notes to Schedule of Investments.

4

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 9.0%
Banks - 7.6%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000		$1,142,489
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	680,000		696,150	(d)(h)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,330,000		2,151,172	(a)(d)
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000		458,617
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,280,000		1,306,810	(d)(h)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	650,000		661,755	(d)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000		693,654	(d)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,400,000		1,354,083	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,220,000		4,123,512	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	750,000		783,757	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		564,190
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	570,000		608,475	(d)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,240,000		1,324,375
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	860,294	(c)(d)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	930,000		846,246	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		706,778	(a)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,050,000		1,066,396	(a)(d)(h)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		888,388	(a)(d)

Total Banks					20,237,141

Consumer Finance - 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		374,400

See Notes to Schedule of Investments.

5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.1%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	300,000		$136,500	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,000,000		1,030,000	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	941,795	(c)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	390,000	GBP	511,911	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	467,391	(a)(i)

Total Diversified Financial Services					3,087,597

Insurance - 0.2%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	454,034	(c)

TOTAL FINANCIALS					24,153,172

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	510,000	GBP	569,428	(c)

Health Care Providers & Services - 2.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	240,000		202,800	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	866,000		904,970	(d)(f)(j)
Centene Corp., Senior Notes	5.375%	6/1/26	1,350,000		1,412,437	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	730,000		702,625	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	790,000		759,980
HCA Inc., Senior Notes	5.875%	2/15/26	300,000		324,750
HCA Inc., Senior Notes	5.625%	9/1/28	690,000		731,400
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		665,252
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,710,000		1,631,340

Total Health Care Providers & Services					7,335,554

Pharmaceuticals - 3.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	50,000		53,125	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,450,000		3,424,125	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	510,000	EUR	547,046	(c)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,890,000		1,802,593
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,930,000		3,508,424

Total Pharmaceuticals					9,335,313

TOTAL HEALTH CARE					17,240,295

See Notes to Schedule of Investments.

6

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 3.1%
Building Products - 0.5%
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,430,000		$1,369,225	(a)

Commercial Services & Supplies - 1.3%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	650,000		617,500	(a)
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	300,000		311,250
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	680,000		717,400
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	540,000		546,750
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,250,000		1,219,000

Total Commercial Services & Supplies					3,411,900

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	484,787	(a)(i)

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	350,000		327,416	(d)(h)

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		779,100	(a)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,430,000		1,356,713	(a)

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	720,000		687,600	(a)

TOTAL INDUSTRIALS					8,416,741

INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.2%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	567,916	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	710,000		721,981	(a)

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	420,000		437,850	(a)

See Notes to Schedule of Investments.

7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,280,000		$1,225,600

TOTAL INFORMATION TECHNOLOGY					2,953,347

MATERIALS - 6.2%
Chemicals - 0.5%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	690,000		673,440	(a)
Monitchem HoldCo 2 SA, Secured Notes	6.875%	6/15/22	650,000	EUR	662,695	(c)

Total Chemicals					1,336,135

Construction Materials - 0.1%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	350,000		359,450	(a)

Containers & Packaging - 2.3%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	1,769,000		1,680,550	(a)(i)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,320,000		2,325,800	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	880,000		902,000	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,230,000		1,260,750

Total Containers & Packaging					6,169,100

Metals & Mining - 2.8%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000		212,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000		888,158	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	750,000		774,375	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	516,000		525,675	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	320,000		307,600	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000		1,095,663
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	700,000		691,677
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	600,000		592,500
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	500,000		457,500
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,090,000		1,839,221
Midwest Vanadium Pty Ltd., Senior Secured Notes	13.250%	2/15/18	1,137,394		4,265	*(a)(k)

Total Metals & Mining					7,389,134

Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,310,000		1,378,775	(a)

TOTAL MATERIALS					16,632,594

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,110,000		948,362

See Notes to Schedule of Investments.

8

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.2%
Electric Utilities - 0.5%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000		$797,670	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	660,000		695,475	(c)

Total Electric Utilities					1,493,145

Gas Utilities - 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000		1,076,325

Independent Power and Renewable Electricity Producers - 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	770,000		749,097	(a)

TOTAL UTILITIES					3,318,567

TOTAL CORPORATE BONDS & NOTES (Cost - $162,103,703)					163,068,637

SOVEREIGN BONDS - 24.6%
Argentina - 4.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	41,630,000	ARS	1,060,600	(d)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,550,000		1,319,244
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,590,000		1,291,279
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	6,420,000		4,944,202
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		881,694	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		924,075	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,250,000		915,625	(a)

Total Argentina					11,336,719

Brazil - 4.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,512,000	BRL	403,070
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	4,869,000	BRL	1,313,356
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	2,134,000	BRL	577,792
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	7,230,000		7,369,250
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,250,000		1,262,200

Total Brazil					10,925,668

See Notes to Schedule of Investments.

9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 1.0%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,540,000	$1,589,680
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000	1,016,760

Total Colombia				2,606,440

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000	487,943	(a)

Croatia - 0.2%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000	659,281	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000	309,378	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000	1,191,863	(a)

Total Dominican Republic				1,501,241

Ecuador - 1.3%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000	224,250	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	3,320,000	3,315,850	(c)

Total Ecuador				3,540,100

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000	243,321	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000	746,115	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	630,000	648,249	(a)

Total Egypt				1,637,685

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000	491,880	(a)

See Notes to Schedule of Investments.

10

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000		$902,926	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	670,000		668,526	(a)

Total Ghana					1,571,452

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000		1,030,731	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000		1,167,375	(a)

Indonesia - 2.6%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000		694,289
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	3,250,000		3,338,891	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,500,000		1,501,602	(a)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	18,342,000,000	IDR	1,291,874

Total Indonesia					6,826,656

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		267,811	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	271,500		257,978	(c)

Total Ivory Coast					525,789

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	13,730,000	MXN	681,907

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		465,673	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		833,441	(a)

Total Nigeria					1,299,114

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	600,000		633,708	(a)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	650,000		682,906	(a)

Total Paraguay					1,316,614

See Notes to Schedule of Investments.

11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 1.0%
Russian Federal Bond — OFZ	8.150%	2/3/27	64,000,000	RUB	$981,093
Russian Federal Bond — OFZ	7.050%	1/19/28	122,967,000	RUB	1,749,208

Total Russia					2,730,301

Senegal - 0.1%
Senegal Government International Bond	6.250%	5/23/33	400,000		385,102	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	500,000		496,538

Sri Lanka - 0.8%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	650,000		661,269	(c)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		294,327	(c)
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	530,000		541,716	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	520,000		544,078	(a)

Total Sri Lanka					2,041,390

Turkey - 2.6%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	8,170,000		6,882,768

Ukraine - 1.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,460,000		1,459,196	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000		482,856	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000		753,860	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000		983,114	(a)

Total Ukraine					3,679,026

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	44,850,000	UYU	1,172,031	(c)

See Notes to Schedule of Investments.

12

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Venezuela - 0.2%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,401,000	$408,041	*(b)(c)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	640,000	192,800	*(b)(c)

Total Venezuela				600,841

TOTAL SOVEREIGN BONDS (Cost - $70,335,583)				65,594,592

SENIOR LOANS - 5.2%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	3,733,971	3,713,636	(d)(l)(m)
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.750%)	4.250%	3/14/25	574,200	573,477	(d)(l)(m)

TOTAL COMMUNICATION SERVICES				4,287,113

CONSUMER DISCRETIONARY - 2.7%
Hotels, Restaurants & Leisure - 0.8%
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.249%	3/11/25	1,280,065	1,272,057	(d)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.236%	10/25/23	965,488	963,505	(d)(l)(m)

Total Hotels, Restaurants & Leisure				2,235,562

Specialty Retail - 1.8%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.490%	3/11/22	5,254,690	4,725,937	(d)(l)(m)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Initial Term Loan (1 mo. USD LIBOR + 5.500%)	8.000%	10/30/20	244,431	191,878	(d)(f)(l)(m)

TOTAL CONSUMER DISCRETIONARY				7,153,377

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.488%	1/15/25	742,015	737,251	(d)(l)(m)

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	5.249%	2/6/23	1,474,379	1,458,978	(d)(l)(m)

See Notes to Schedule of Investments.

13

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.482%	2/7/23	369,692	$369,076	(d)(i)(l)(m)

TOTAL SENIOR LOANS (Cost - $14,294,806)				14,005,795

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. Government Obligations - 2.8%
U.S. Treasury Notes	1.750%	3/31/22	1,900,000	1,873,430
U.S. Treasury Notes	1.875%	8/31/22	750,000	741,226
U.S. Treasury Notes	2.500%	3/31/23	750,000	757,676
U.S. Treasury Notes	2.125%	2/29/24	1,110,000	1,103,626
U.S. Treasury Notes	2.000%	6/30/24	1,250,000	1,233,813
U.S. Treasury Notes	2.250%	11/15/25	1,750,000	1,742,378

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,301,659)				7,452,149

			SHARES
COMMON STOCKS - 1.3%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	132,200	*(e)(f)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			90,995	18,991	*(e)(f)

ENERGY - 1.1%
Energy Equipment & Services - 0.5%
Hercules Offshore Inc. (Escrow)			24,992	19,739	*(e)(f)
KCAD Holdings I Ltd.			395,216,044	1,240,188	*(e)(f)

Total Energy Equipment & Services				1,259,927

Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Corp.			92,516	1,067,635	*
Montage Resources Corp.			30,613	460,416	*
MWO Holdings LLC			670	51,181	*(e)(f)

Total Oil, Gas & Consumable Fuels				1,579,232

TOTAL ENERGY				2,839,159

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			24,645	529,867	*(f)

TOTAL COMMON STOCKS (Cost - $9,043,545)				3,520,217

See Notes to Schedule of Investments.

14

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	410,000		$386,819
Twitter Inc., Senior Notes	0.250%	6/15/24	230,000		213,412

Total Interactive Media & Services					600,231

Media - 0.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000		422,597
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,010,000		860,520

Total Media					1,283,117

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,039,462)					1,883,348

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $252,313)	4.000%	3/6/20	10,337,183	ARS	229,447

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $265,371,071)					255,754,185

SHORT-TERM INVESTMENTS - 2.6%
SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill (Cost - $526,080)	(66.322)%	5/31/19	16,820,000	ARS	465,261	(n)

			SHARES
MONEY MARKET FUNDS - 2.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $6,513,152)	2.440%		6,513,152		6,513,152	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,039,232)					6,978,413

TOTAL INVESTMENTS - 98.3% (Cost - $272,410,303)					262,732,598
Other Assets in Excess of Liabilities - 1.7%					4,551,327

TOTAL NET ASSETS - 100.0%					$267,283,925

See Notes to Schedule of Investments.

15

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(j)	Restricted security (Note 3).

(k)	The maturity principal is currently in default as of March 31, 2019.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $6,513,152 and the cost was $6,513,152 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

16

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION
Contracts to Sell:
Euro Currency Futures	57	6/19	$8,139,814	$8,043,056	$96,758

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	600,000	USD	682,600	Barclays Bank PLC	4/17/19	$(8,495)
GBP	102,988	USD	132,328	Barclays Bank PLC	4/17/19	1,933
USD	339,691	EUR	300,000	Barclays Bank PLC	4/17/19	2,638
USD	1,188,319	GBP	900,000	Barclays Bank PLC	4/17/19	15,017
USD	30,965	EUR	26,676	Citibank N.A.	4/17/19	994
USD	6,047,572	GBP	4,711,856	Citibank N.A.	4/17/19	(95,130)

Total						$(83,043)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$31,008,762	$0	*	$31,008,762
Health Care	—	16,335,325	904,970		17,240,295
Other Corporate Bonds & Notes	—	114,819,580	—		114,819,580
Sovereign Bonds	—	65,594,592	—		65,594,592
Senior Loans:
Consumer Discretionary	—	6,961,499	191,878		7,153,377
Other Senior Loans	—	6,852,418	—		6,852,418
U.S. Government & Agency Obligations	—	7,452,149	—		7,452,149
Common Stocks:
Communication Services	—	—	132,200		132,200
Consumer Discretionary	—	—	18,991		18,991
Energy	$1,528,051	—	1,311,108		2,839,159
Utilities	—	—	529,867		529,867
Convertible Bonds & Notes	—	1,883,348	—		1,883,348
Non-U.S. Treasury Inflation Protected Securities	—	229,447	—		229,447

Total Long-Term Investments	1,528,051	251,137,120	3,089,014		255,754,185

Short-Term Investments†:
Sovereign Bonds	—	465,261	—		465,261
Money Market Funds	—	6,513,152	—		6,513,152

Total Short-Term Investments	—	6,978,413	—		6,978,413

Total Investments	$1,528,051	$258,115,533	$3,089,014		$262,732,598

Other Financial Instruments:
Futures Contracts	$96,758	—	—		$96,758
Forward Foreign Currency Contracts	—	$20,582	—		20,582

Total Other Financial Instruments	$96,758	$20,582	—		$117,340

Total	$1,624,809	$258,136,115	$3,089,014		$262,849,938

20

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$103,625	—	$103,625

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Consumer Discretionary	$1,607,455		—	—	—	—
Energy	0	*	—	—	—	—
Health Care	907,135		$400	—	$(2,565)	—
Senior Loans:
Communication Services	500,000		—	—	—	—
Consumer Discretionary	—		—	—	—	—
Utilities	360,376		—	—	8,700	—
Common Stocks:
Communication Services	105,900		—	—	26,300	—
Consumer Discretionary	1,144,717		—	$963,059	(943,736)	—
Energy	1,326,506		—	—	2,252,245	—
Industrials	65		—	(478,835)	479,355	—
Utilities	—		—	—	—	—
Preferred Stocks:
Industrials	22,462		—	(2,142,410)	2,128,752	—

Total	$5,974,616		$400	$(1,658,186)	$3,949,051	—

21

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of March 31, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2019[1]
Corporate Bonds & Notes:
Consumer Discretionary	$(1,607,455)	—	—	—		—
Energy	—	—	—	$0	*	—
Health Care	—	—	—	904,970		$(2,565)
Senior Loans:
Communication Services	—	—	$(500,000)	—		—
Consumer Discretionary	—	$191,878	—	191,878		—
Utilities	—	—	(369,076)	—		—
Common Stocks:
Communication Services	—	—	—	132,200		26,300
Consumer Discretionary	(1,145,049)	—	—	18,991		18,991
Energy	(2,267,643)	—	—	1,311,108		399,606
Industrials	(585)	—	—	—		—
Utilities	—	529,867	—	529,867		—
Preferred Stocks:
Industrials	(8,804)	—	—	—		—

Total	$(5,029,536)	$721,745	$(869,076)	$3,089,014		$442,332

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

22

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$100,687	$26,716,749	26,716,749	$20,304,284	20,304,284

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$15,790	—	$6,513,152

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 3/31/2019	Value Per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$866,000	6/17	$859,962	$904,970	$104.50	0.34%

23

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 57.7%
FHLMC - 13.3%
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	$4,438	$4,454
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/49	200,000	211,813	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	1/1/33-4/1/33	7,271,720	7,233,152
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-1/1/49	1,417,919	1,510,320
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-7/1/48	31,643,726	32,745,827
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	10,196	11,196
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-2/1/49	64,880,130	66,042,067
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-9/1/46	4,028,979	4,225,931
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47-3/1/49	1,971,033	1,963,402

Total FHLMC				113,948,162

FNMA - 34.1%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	8,013,765	8,002,508
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,896,033	12,299,087
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	10,008,441
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	16,241,501
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,078,572
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,984,875
Federal National Mortgage Association (FNMA)	3.530%	2/1/29	2,940,000	3,075,222
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	194,448	209,981
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	3,060,000	3,242,532
Federal National Mortgage Association (FNMA)	3.620%	8/1/30	2,420,000	2,534,979
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	47,952	52,693

See Notes to Schedule of Investments.

1

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	$66,138,787	$68,627,120
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	59,698,575	60,764,129
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	21,248,115	22,428,831
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-1/1/48	14,609,760	14,616,196
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-11/1/48	15,590,297	16,674,759
Federal National Mortgage Association (FNMA)	3.500%	4/1/49	44,100,000	44,701,180	(a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/49	1,500,000	1,563,076	(a)
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	400,000	422,944	(a)
Federal National Mortgage Association (FNMA)	3.000%	5/1/49	100,000	99,466	(a)

Total FNMA				291,628,092

GNMA - 10.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	27,422	30,231
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	95,448	99,912
Government National Mortgage Association (GNMA)	6.000%	11/15/32	489,102	533,438
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,052,971	1,107,712
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	320,361	322,840
Government National Mortgage Association (GNMA)	3.500%	6/15/48	558,900	573,543
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/47	13,222,499	13,521,372
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-3/20/47	1,190,360	1,198,197
Government National Mortgage Association (GNMA) II	4.000%	9/20/47-12/20/47	13,883,344	14,346,491
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-1/20/49	6,458,141	6,698,913

See Notes to Schedule of Investments.

2

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-1/20/49	$6,521,077	$6,838,512
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	5,800,000	5,925,856	(a)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	4,200,000	4,336,746	(a)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	28,000,000	29,085,547	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.807%)	4.328%	6/20/60	3,051,548	3,213,353	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.094%)	3.684%	8/20/58	75,352	76,541	(b)

Total GNMA				87,909,204

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $493,741,421)				493,485,458

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 29.2%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	3.026%	2/25/36	295,668	213,835	(b)
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	3.086%	1/25/36	249,084	242,467	(b)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.688%	7/20/46	146,974	114,268	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.779%	8/10/45	4,211,747	2,992,168	(b)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.857%	9/29/36	5,548,487	4,279,798	(b)(d)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 C	4.328%	12/15/31	7,450,000	7,439,329	(b)(d)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 D	4.328%	12/15/31	6,960,000	6,894,486	(b)(d)
BANK, 2019-BN17 A4	3.714%	4/15/52	3,290,000	3,417,487
BCAP LLC Trust, 2015-RR2 25A1	2.700%	10/28/36	734,160	732,297	(b)(d)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	3,290,000	3,424,295
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	7.984%	10/15/32	2,800,000	2,794,566	(b)(d)
CALI Mortgage Trust, 2019-101C A	3.957%	3/10/39	4,050,000	4,272,070	(d)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	81,836	51,841	(b)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	3.066%	5/25/34	669,952	670,487	(b)

See Notes to Schedule of Investments.

3

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.906%	7/25/36	$225,016	$216,752	(b)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,596,639	1,756,522
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,894,234	1,444,479	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	212,463	230,435
CSMC Trust, 2015-10R 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.966%	10/27/46	4,111,000	4,018,816	(b)(d)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	3,896,349	3,911,661	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.104%	7/15/32	3,000,000	3,000,719	(b)(d)
CSMC Trust, 2017-RPL3 B3	5.113%	8/1/57	3,586,388	3,832,443	(b)(d)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.484%	8/15/20	7,125,000	7,143,247	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,943,574	(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.149%	2/25/48	335,537,355	2,452,107	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.649%	2/25/48	2,609,459	2,005,633	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.649%	2/25/48	2,292,066	1,195,924	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.724%	9/25/41	16,200,000	1,119,425	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K063 X1, IO	0.292%	1/25/27	65,171,365	1,332,240	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.482%	1/25/34	40,087,558	2,132,398	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K714 X3, IO	1.793%	1/25/42	21,598,714	605,110	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (1 mo. USD LIBOR + 0.540%)	3.030%	12/25/28	60,000	60,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	886,509	997,526

See Notes to Schedule of Investments.

4

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	$106,810	$113,437
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.666%	5/15/29	61,288	5,918	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	3.656%	1/15/37	62,005	7,232	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	4.516%	12/15/37	695,911	121,462	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3684 JI, IO	1.697%	11/15/36	6,028,538	398,945	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3947 SG,IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.466%	10/15/41	922,236	139,278	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3960 SJ,IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.166%	8/15/40	918,935	97,772	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3966 SA,IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	3.416%	12/15/41	2,502,654	310,622	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	604,254	48,139
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	4,591,698	4,015,566
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,219,299	163,683
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	5,154,753	687,270
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	3,327,550	350,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	4,719,502	606,949
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	5,990,088	438,845
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4203 PS,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.766%	9/15/42	1,671,202	242,950	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	10,766,504	10,156,071

See Notes to Schedule of Investments.

5

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4350 AS, IO	1.748%	12/15/37	$6,943,618	$418,163	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,031,251	3,991,750
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,586,876	416,942	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.099%	9/25/55	10,893,370	1,126,767	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	82,400,354	288,401	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,401,879	932,189	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.279%	8/25/56	18,023,528	1,958,635	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	477,298,764	1,949,288	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	7,615,289	6,355,303
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.681%	2/15/38	757,035	47,482	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.236%	3/25/25	5,973,767	8,003,331	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.986%	10/25/28	2,398,255	3,231,885	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.486%	7/25/29	2,546,157	2,789,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.236%	4/25/43	3,550,000	3,639,996	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.236%	4/25/43	5,164,637	5,841,278	(b)(d)

See Notes to Schedule of Investments.

6

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.736%	1/25/29	$6,639,488	$8,663,782	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.736%	4/25/29	6,483,089	8,043,320	(b)(d)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	114,153	27,389
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	609,230	655,416
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.787%	8/25/39	665,167	719,888	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,949,985	2,138,022
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	622,417	131,073
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.075%	8/25/40	1,707,908	265,814	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.045%	1/25/41	1,203,195	209,865	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-15 AB	9.750%	8/25/19	69	69
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	339,865	376,838
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	503,347	22,736
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.002%	1/25/38	574,239	691,068	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.065%	12/25/40	5,286,152	568,979	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	488,036	522,800
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	420,603	493,508
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.115%	7/25/42	3,482,133	588,114	(b)

See Notes to Schedule of Investments.

7

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	$2,422,336	$350,735
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	2,742,190	253,055
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	6,425,606	517,187
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	380,006	435,225
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	3,209,339	3,531,021
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.647%	8/25/44	2,128,297	111,356	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.607%	8/25/44	3,787,698	195,740	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.541%	8/25/44	3,447,255	165,920	(b)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,481,868	280,553
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	100,990	22,613
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	125,264	27,779
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	89,429	16,913
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	72,838	15,972
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	60,420	13,992
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	600,056	116,982
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.439%	12/10/49	5,430,000	1,310,930	(b)
Government National Mortgage Association (GNMA), 2002-57 FK (1 mo. USD LIBOR + 0.500%)	2.982%	8/16/32	347,706	347,963	(b)
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.078%	7/16/33	169,792	7,078	(b)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	2.782%	8/16/34	792,879	792,355	(b)

See Notes to Schedule of Investments.

8

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.718%	10/16/34	$847,534	$108,915	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.762%	4/20/37	5,225,239	642,656	(b)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.112%	7/20/37	826,041	148,518	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	3.638%	11/20/59	1,003,071	1,012,009	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.618%	11/16/34	2,047,433	215,215	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.012%	3/20/39	24,209	634	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.992%	4/20/40	12,183	1,865	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,491,173	1,558,297
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.518%	5/16/40	651,868	76,696	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.162%	1/20/40	25,592	2,122	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	3,143,433	115,718
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.159%	2/20/60	3,363,563	3,376,404	(b)
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	3.598%	3/16/39	73,741	878	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	175,907	14,825
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,022,910	2,190,225

See Notes to Schedule of Investments.

9

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-142 IO	0.293%	9/16/46	$7,710,012	$64,168	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.162%	2/20/41	1,830,890	197,990	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.453%	8/16/52	20,355,262	333,385	(b)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	6,559,885	650,949
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.901%	9/16/51	10,577,926	592,173	(b)
Government National Mortgage Association (GNMA), 2013-145 IO	1.066%	9/16/44	4,791,210	230,760	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.238%	2/16/46	14,772,604	710,002	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	2,187,668	531,680
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.735%	6/16/55	7,792,566	291,997	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.838%	9/16/55	3,011,679	160,870	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.118%	6/16/44	2,545,643	335,474	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,449,639	1,046,180
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.562%	4/20/46	4,220,596	689,532	(b)
Government National Mortgage Association (GNMA), 2016-87 IO	1.002%	8/16/58	8,672,603	654,076	(b)
Government National Mortgage Association (GNMA), 2017-21, IO	0.795%	10/16/58	17,027,570	1,231,875	(b)
Government National Mortgage Association (GNMA), 2017-161 AS, IO	0.787%	3/20/41	20,494,794	676,670	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	7,204,227	444,448	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	1.012%	1/20/48	34,339,820	1,730,892	(b)

See Notes to Schedule of Investments.

10

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2018-16 IO, IO	0.661%	3/16/59	$35,374,207	$2,108,264	(b)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.762%	9/20/48	6,654,569	929,013	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.712%	10/20/48	11,793,150	1,599,016	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	4,667,469	4,640,248	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	8.484%	9/15/31	5,000,000	5,008,015	(b)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	249,573	215,479
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,073,223
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	2,940,000	2,994,523
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.886%	4/25/36	1,808,129	1,555,535	(b)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	3.186%	3/25/35	308,846	292,547	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.986%	5/25/37	497,216	495,623	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.607%	2/12/49	3,736,722	2,707,255	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	112,466	104,759	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.322%	1/15/49	5,570,000	1,199,812	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	6.734%	11/15/31	1,830,000	1,749,363	(b)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,981,343	2,053,938	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.696%	4/25/46	685,005	623,154	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	2.686%	5/25/47	164,722	174,913	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,391,623	1,020,789	(b)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.113%	12/12/49	569,394	435,950	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.626%	6/25/36	38,212	14,961	(b)

See Notes to Schedule of Investments.

11

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	3.010%	7/26/45	$811,217	$807,647	(b)(d)
Multifamily Trust, 2016-1 B	11.159%	4/25/46	2,380,983	2,418,195	(b)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,296,796	1,312,950	(b)(d)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	2.866%	9/25/46	195,227	180,399	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.155%	5/25/35	5,753	5,778	(b)
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	3.634%	3/15/36	4,650,000	4,664,481	(b)(d)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.984%	11/15/27	2,324,000	2,234,504	(b)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.666%	7/25/46	146,428	136,411	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	2.836%	6/25/35	252,613	227,564	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	4.481%	11/11/34	2,311,914	2,318,692	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.831%	11/11/34	5,895,593	5,845,879	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.281%	11/11/34	5,895,593	5,860,379	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.893%	5/10/63	1,330,000	864,028	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.893%	5/10/63	2,340,000	957,636	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.860%	2/15/51	1,623,753	1,415,507	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.128%	6/25/33	50,222	50,962	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $251,386,224)				249,801,876

			FACE AMOUNT/UNITS
ASSET-BACKED SECURITIES - 6.4%
Applebee’s Funding LLC/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,893,375	2,907,304	(d)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	492,802	502,927
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,615,772	1,650,744	(b)

See Notes to Schedule of Investments.

12

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	$1,404	$558	(b)
Countrywide Asset-Backed Certificates, 2006- SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.816%	7/25/36	281,695	266,109	(b)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.624%	7/15/36	41,219	39,696	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.489%	10/15/22	2,691,854	2,712,977	(b)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,780,700	1,748,415	(b)(d)
CSMC Trust, 2017-RPL1 B1	3.091%	7/25/57	4,076,582	2,943,574	(b)(d)
CSMC Trust, 2017-RPL1 B2	3.091%	7/25/57	4,676,961	2,712,137	(b)(d)
CSMC Trust, 2017-RPL1 B3	3.091%	7/25/57	3,976,476	1,816,176	(b)(d)
CSMC Trust, 2017-RPL1 B4	3.091%	7/25/57	4,577,042	642,539	(b)(d)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	4.386%	10/27/31	812,419	825,683	(b)(d)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	2,002,254	(d)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	7,910,000	7,882,570	(d)
Lehman ABS Manufactured Housing Contract Trust, 2001-B A6	6.467%	4/15/40	5,924	5,950	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	3.311%	9/25/31	123,952	129,525	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.961%	11/25/33	4,347	4,383	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.756%	5/25/36	471,436	465,101	(b)(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.826%	3/25/36	79,664	78,281	(b)
SBA Small Business Investment Cos., 2019- 10A 1	3.113%	3/10/29	790,000	802,096
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.901%	6/15/39	2,734,831	2,660,482	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	8,428,929	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,020,374	(d)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	1,843,338	(d)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	1,100,423	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.706%	2/25/36	1,388,990	68,219	(b)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	1,038,767	(d)

See Notes to Schedule of Investments.

13

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.916%	3/25/37	$15,976	$16,271	(b)(d)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	979,667	976,261	(b)(d)
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	1,481,168	1,484,949	(d)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	1,316,039	1,320,228	(d)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	1,392,731	1,396,286	(d)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	1,353,390	1,358,026	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $60,387,837)				54,851,552

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $805,515,482)				798,138,886

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.1%
COMMERCIAL PAPER - 4.8%
Banco Santander SA	2.701%	5/1/19	6,620,000	6,605,030	(e)
Mitsubishi UFJ Trust and Banking	2.668%	5/30/19	3,240,000	3,226,005	(e)(f)
Mizuho Bank Ltd.	2.662%	6/13/19	8,560,000	8,514,533	(e)(f)
MUFG Bank Ltd.	2.663%	5/7/19	6,790,000	6,771,934	(e)
Standard Chartered Bank	2.713%	7/24/19	8,640,000	8,567,441	(e)(f)
Sumitomo Mitsui Trust Bank Ltd.	2.713%	7/17/19	7,980,000	7,917,042	(e)(f)

TOTAL COMMERCIAL PAPER (Cost - $41,608,671)				41,601,985

U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $869,170)	2.307%	4/15/19	870,000	869,185	(e)

			SHARES
MONEY MARKET FUNDS - 12.2%
Western Asset Government Cash Management Portfolio LLC (Cost - $104,368,152)	2.440%		104,368,152	104,368,152	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $146,845,993)				146,839,322

TOTAL INVESTMENTS - 110.4% (Cost - $952,361,475)				944,978,208
Liabilities in Excess of Other Assets - (10.4)%				(89,300,921)

TOTAL NET ASSETS - 100.0%				$855,677,287

See Notes to Schedule of Investments.

14

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Fund held TBA securities with a total cost of $85,857,357.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown represents yield-to-maturity.

(f)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $104,368,152 and the cost was $104,368,152 (Note 2).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
U.S. Treasury 10-Year Notes	459	6/19	$56,340,475	$57,016,406	$675,931
U.S. Treasury Long-Term Bonds	228	6/19	33,118,280	34,121,625	1,003,345

					1,679,276

See Notes to Schedule of Investments.

15

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell:
90-Day Eurodollar	7	12/19	$1,692,935	$1,707,475	$(14,540)
90-Day Eurodollar	7	3/20	1,692,673	1,709,488	(16,815)
90-Day Eurodollar	7	6/20	1,692,673	1,711,062	(18,389)
90-Day Eurodollar	7	9/20	1,692,760	1,712,200	(19,440)
U.S. Treasury 2-Year Notes	9	6/19	1,910,797	1,917,844	(7,047)
U.S. Treasury 5-Year Notes	8	6/19	917,451	926,625	(9,174)

					(85,405)

Net unrealized appreciation on open futures contracts					$1,593,871

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$493,485,458	—	$493,485,458
Collateralized Mortgage Obligations	—	249,801,876	—	249,801,876
Asset-Backed Securities	—	54,851,552	—	54,851,552

Total Long-Term Investments	—	798,138,886	—	798,138,886

Short-Term Investments†:
Commercial Paper	—	41,601,985	—	41,601,985
U.S. Government Agencies	—	869,185	—	869,185
Money Market Funds	—	104,368,152	—	104,368,152

Total Short-Term Investments	—	146,839,322	—	146,839,322

Total Investments	—	$944,978,208	—	$944,978,208

Other Financial Instruments:
Futures Contracts	$1,679,276	—	—	$1,679,276

Total	$1,679,276	$944,978,208	—	$946,657,484

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$85,405	—	—	$85,405

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

19

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$39,102,312	$196,265,840	196,265,840	$131,000,000	131,000,000

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$171,973	—	$104,368,152

20

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 50.3%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.531%	6/30/20	$2,550,000	$2,568,742	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.777%	6/12/24	2,740,000	2,719,444	(a)
Telefonica Emisiones SAU, Senior Notes	5.462%	2/16/21	1,000,000	1,045,373
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	2,942,000	3,114,058

Total Diversified Telecommunication Services				9,447,617

Interactive Media & Services - 0.3%
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,763,222	(b)

Media - 1.9%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	1,205,000	1,247,235
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,000,000	1,056,090
Comcast Corp., Senior Notes	3.300%	10/1/20	1,950,000	1,969,082
DISH DBS Corp., Senior Notes	5.875%	11/15/24	940,000	793,125
Fox Corp., Senior Notes	4.030%	1/25/24	350,000	363,042	(c)
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,648,897
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	570,000	611,211	(c)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,150,000	1,183,805	(c)
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	4,867,000	4,867,000

Total Media				13,739,487

Wireless Telecommunication Services - 0.9%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	2,530,000	2,523,596	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,831,250	1,835,279	(c)
Vodafone Group PLC, Senior Notes	4.375%	3/16/21	570,000	586,178
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,640,000	1,654,737

Total Wireless Telecommunication Services				6,599,790

TOTAL COMMUNICATION SERVICES				31,550,116

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$880,000	$880,626	(c)

Automobiles - 2.5%
BMW US Capital LLC, Senior Notes	1.500%	4/11/19	3,850,000	3,848,933	(c)
Daimler Finance North America LLC, Senior Notes	3.750%	11/5/21	1,200,000	1,221,564	(c)
Ford Motor Credit Co. LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,716,639
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.930%)	3.668%	11/4/19	1,900,000	1,901,719	(a)
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,308,258
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,158,238
General Motors Financial Co. Inc., Senior Notes	3.550%	4/9/21	2,650,000	2,665,520

Total Automobiles				17,820,871

Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd., Senior Notes	4.600%	8/8/23	950,000	981,149

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,496,424
Amazon.com Inc., Senior Notes	1.900%	8/21/20	460,000	456,380

Total Internet & Direct Marketing Retail				3,952,804

Specialty Retail - 0.5%
Home Depot Cos. Inc., Senior Notes	3.250%	3/1/22	1,880,000	1,923,529
Lowe’s Cos Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	3.021%	9/10/19	1,850,000	1,851,945	(a)

Total Specialty Retail				3,775,474

TOTAL CONSUMER DISCRETIONARY				27,410,924

CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.996%	2/1/21	3,720,000	3,776,749	(a)
Coca-Cola, Senior Notes	1.875%	10/27/20	3,320,000	3,291,425
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	1,960,000	2,031,298

Total Beverages				9,099,472

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 1.1%
Kroger Co., Senior Notes	3.400%	4/15/22	$1,690,000	$1,712,960
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,037,546
Walgreens Boots Alliance Inc., Senior Notes	3.300%	11/18/21	550,000	556,461
Walmart Inc., Senior Notes	1.900%	12/15/20	3,580,000	3,550,385

Total Food & Staples Retailing				7,857,352

Food Products - 0.6%
JM Smucker Company (The), Senior Notes	2.500%	3/15/20	1,770,000	1,765,598
Kraft Heinz Foods Co., Senior Notes	2.800%	7/2/20	1,150,000	1,148,756
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,142,170	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	449,429	(c)

Total Food Products				4,505,953

Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	699,185	(c)

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	194,239
Altria Group Inc., Senior Notes	3.490%	2/14/22	880,000	894,211
Altria Group Inc., Senior Notes	3.800%	2/14/24	270,000	274,958
BAT Capital Corp., Senior Notes	2.764%	8/15/22	2,400,000	2,361,635
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	810,000	806,256
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	748,402

Total Tobacco				5,279,701

TOTAL CONSUMER STAPLES				27,441,663

ENERGY - 5.8%
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., Senior Notes	2.773%	12/15/22	1,250,000	1,242,568
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,659,302
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	929,777
Schlumberger Holdings Corp., Senior Notes	3.625%	12/21/22	1,035,000	1,064,198	(c)
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	821,662	(c)

Total Energy Equipment & Services				6,717,507

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	$1,923,000	$1,994,124
Apache Corp., Senior Notes	3.625%	2/1/21	1,400,000	1,416,662
BP Capital Markets PLC, Senior Notes	1.676%	5/3/19	1,080,000	1,079,064
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	1,070,000	1,092,868
Chevron Corp., Senior Notes	2.100%	5/16/21	1,780,000	1,767,905
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,080,908
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	2,760,000	2,956,714
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,290,000	1,300,622
Devon Energy Corp., Senior Notes	3.250%	5/15/22	2,160,000	2,181,488
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	150,000	156,484
Enterprise Products Operating LLC, Senior Notes	2.800%	2/15/21	1,250,000	1,251,177
KazMunayGas National Company JSC, Senior Notes	3.875%	4/19/22	1,700,000	1,717,442	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	2,870,055	(c)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	220,000	225,161
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	1,324,000	1,400,792
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	317,760
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,800,313	(c)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,001,841
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	322,692
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.147%	5/11/20	3,550,000	3,566,218	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	3.703%	4/10/19	1,870,000	1,870,270	(a)(c)
Western Midstream Partners LP, Senior Notes	4.000%	7/1/22	1,210,000	1,227,684
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,500,000	1,532,267

Total Oil, Gas & Consumable Fuels				35,130,511

TOTAL ENERGY				41,848,018

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.0%
Banks - 13.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	$1,260,000	$1,255,986	(c)
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,955,067	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	1,700,000	1,691,211	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	791,081
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,000,000	1,009,095
Bank of America Corp., Senior Notes	2.625%	10/19/20	8,070,000	8,052,868
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	320,000	323,404	(a)
Bank of Montreal, Senior Notes	3.100%	4/13/21	4,720,000	4,763,613
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	200,000	226,474	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000	1,088,085
BNP Paribas SA, Senior Notes	3.500%	3/1/23	3,790,000	3,792,519	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	200,000	196,074	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,764,119	(a)(c)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	495,141	(c)
Branch Banking & Trust Co., Senior Notes	2.250%	6/1/20	300,000	298,528
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,470,000	1,500,789	(a)(d)
Citigroup Inc., Senior Notes	2.900%	12/8/21	2,340,000	2,340,431
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	3.574%	4/8/19	1,440,000	1,440,251	(a)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	249,182
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	660,000	670,631	(c)
Cooperatieve Rabobank UA, Senior Notes	3.125%	4/26/21	4,400,000	4,421,375
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.800%)	3.587%	4/15/19	1,460,000	1,460,530	(a)(c)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	3.571%	6/10/20	3,620,000	3,651,324	(a)(c)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	3.772%	7/1/21	1,630,000	1,653,669	(a)(c)
Danske Bank AS, Senior Notes	5.000%	1/12/22	710,000	728,451	(c)
Danske Bank AS, Senior Notes	5.375%	1/12/24	460,000	478,699	(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	300,000	307,401
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	4.131%	4/23/21	3,610,000	3,664,263	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	2,540,000	2,563,330
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	200,000	202,873	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.610%)	3.298%	11/13/19	$3,140,000	$3,149,152	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,643,454	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,810,000	2,811,893
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,090,000	4,124,343
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.629%	5/27/21	2,600,000	2,630,852	(a)(c)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	1,987,348
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	2,350,000	2,377,138
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	465,409	(a)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	718,959
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,960,690
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	900,000	896,843
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,541,441
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	400,000	404,677
Svenska Handelsbanken AB, Senior Notes (3 mo. USD LIBOR + 0.490%)	3.105%	6/17/19	1,580,000	1,581,531	(a)
Toronto-Dominion Bank, Senior Notes	2.125%	4/7/21	500,000	495,059
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	420,000	424,987
UniCredit SpA, Senior Notes	6.572%	1/14/22	710,000	743,287	(c)
US Bancorp, Senior Notes	2.350%	1/29/21	130,000	129,529
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	3,973,179
US Bank NA, Senior Notes	3.150%	4/26/21	310,000	313,021
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	2,450,000	2,421,886	(a)(d)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	1,410,000	1,451,813
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 0.680%)	3.431%	1/30/20	1,860,000	1,869,067	(a)

Total Banks				95,152,022

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 2.4%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	3.553%	8/17/20	$2,430,000	$2,455,373	(a)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	783,573
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,000,000	1,010,807
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,810,000	1,804,329
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,230,000	4,275,689
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/24/19	3,190,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	3,730,000	3,857,736
UBS Group Funding Switzerland AG, Senior Notes (3 mo. USD LIBOR + 1.440%)	4.042%	9/24/20	3,470,000	3,520,489	(a)(c)

Total Capital Markets				17,707,996

Consumer Finance - 1.0%
American Express Co., Senior Notes	3.000%	2/22/21	3,390,000	3,408,171
American Express Co., Senior Notes	3.375%	5/17/21	3,160,000	3,201,646
American Express Credit Corp., Senior Notes	2.600%	9/14/20	60,000	59,918
Synchrony Financial, Senior Notes	3.000%	8/15/19	500,000	500,139

Total Consumer Finance				7,169,874

Diversified Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	400,000	415,207
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	910,000	946,767
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	7,010,000	6,925,761
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,160,000	2,454,273
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,089,489
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	3,160,000	3,175,874	(c)

Total Diversified Financial Services				15,007,371

Insurance - 0.3%
American International Group Inc., Senior Notes	3.300%	3/1/21	500,000	503,306
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,539,289	(c)

Total Insurance				2,042,595

TOTAL FINANCIALS				137,079,858

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 5.1%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.500%	5/14/20	$3,390,000	$3,380,643
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.263%	5/22/19	2,170,000	2,171,849	(a)
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	980,000	976,467

Total Biotechnology				6,528,959

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	2.404%	6/5/20	1,420,000	1,410,101
Becton Dickinson and Co., Senior Notes (3mo. USD LIBOR + 1.030%)	3.638%	6/6/22	1,100,000	1,103,396	(a)
Zimmer Biomet Holdings Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.375%	3/19/21	1,250,000	1,246,233	(a)

Total Health Care Equipment & Supplies				3,759,730

Health Care Providers & Services - 1.5%
Anthem Inc., Senior Notes	2.500%	11/21/20	500,000	497,636
Cardinal Health Inc., Senior Notes	1.948%	6/14/19	1,540,000	1,537,316
Cigna Corp., Senior Notes	3.400%	9/17/21	1,710,000	1,728,159	(c)
CVS Health Corp., Senior Notes	3.350%	3/9/21	5,760,000	5,806,068
Humana Inc., Senior Notes	2.500%	12/15/20	1,260,000	1,250,872
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	290,000	290,656

Total Health Care Providers & Services				11,110,707

Pharmaceuticals - 2.2%
Allergan Funding SCS, Senior Notes	3.000%	3/12/20	2,880,000	2,879,103
Elanco Animal Health Inc., Senior Notes	3.912%	8/27/21	1,710,000	1,739,219	(c)
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	686,399
GlaxoSmithKline Capital PLC, Senior Notes	3.125%	5/14/21	1,330,000	1,344,369
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	3.072%	2/10/20	3,390,000	3,399,302	(a)
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,656,919
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	127,459
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	3,483,000	3,475,613
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	324,276

Total Pharmaceuticals				15,632,659

TOTAL HEALTH CARE				37,032,055

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 3.4%
Aerospace & Defense - 1.7%
Boeing Co., Senior Notes	1.650%	10/30/20	$500,000	$491,444
General Dynamics Corp., Senior Notes	3.000%	5/11/21	2,200,000	2,220,705
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	1,000,000	1,016,372
Northrop Grumman Corp., Senior Notes	2.080%	10/15/20	3,590,000	3,557,808
United Technologies, Senior Notes	3.100%	6/1/22	2,550,000	2,567,607
United Technologies Corp., Senior Notes	3.350%	8/16/21	2,230,000	2,260,832

Total Aerospace & Defense				12,114,768

Airlines - 0.0%
Continental Airlines Pass-Through Trust	6.703%	6/15/21	86,073	91,667

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	150,000	158,250

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	1,050,000	1,050,429

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.000%	8/7/19	800,000	807,688
General Electric Co., Senior Notes	5.500%	1/8/20	580,000	592,690
General Electric Co., Senior Notes	3.150%	9/7/22	1,000,000	996,946

Total Industrial Conglomerates				2,397,324

Machinery - 0.4%
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,498,297
John Deere Capital Corp., Senior Notes	2.875%	3/12/21	300,000	301,554

Total Machinery				2,799,851

Road & Rail - 0.8%
Union Pacific Corp., Senior Notes	3.200%	6/8/21	3,623,000	3,660,725
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,920,000	2,002,439

Total Road & Rail				5,663,164

TOTAL INDUSTRIALS				24,275,453

INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.9%
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,473,815

Software - 1.1%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,400,000	1,391,886
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,216,637
Microsoft Corp., Senior Notes	2.400%	2/6/22	4,310,000	4,305,775

Total Software				7,914,298

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.550%	8/4/21	$3,250,000	$3,183,481

TOTAL INFORMATION TECHNOLOGY				17,571,594

MATERIALS - 2.0%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	2,230,000	2,203,670	(c)

Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	1,810,000	1,828,082	(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	140,000	138,775
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,250,979	(c)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	1,130,000	1,125,787	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	920,000	907,461	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,621,239

Total Metals & Mining				6,872,323

Paper & Forest Products - 0.7%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	3,160,000	3,154,806	(c)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	1,837,132	(c)

Total Paper & Forest Products				4,991,938

TOTAL MATERIALS				14,067,931

UTILITIES - 0.6%
Electric Utilities - 0.6%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	2,386,000	2,370,349
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,728,150	(b)

TOTAL UTILITIES				4,098,499

TOTAL CORPORATE BONDS & NOTES (Cost - $362,921,281)				362,376,111

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 15.9%
Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	63,892	63,915
Alternative Loan Trust, 2004-33 2A1	4.279%	12/25/34	10,065	10,174	(a)
Alternative Loan Trust, 2005-56 4A1 (1mo. USD LIBOR + 0.310%)	2.796%	11/25/35	259,682	254,144	(a)
Banc of America Funding Trust, 2005-E 4A1	4.713%	3/20/35	32,041	32,380	(a)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.651%	9/29/36	798,199	785,351	(a)(c)
Banc of America Mortgage Trust, 2002-J B1	4.923%	9/25/32	106,300	104,331	(a)
Banc of America Mortgage Trust, 2003-C B1	4.787%	4/25/33	224,865	98,348	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1mo. USD LIBOR + 0.320%)	2.806%	1/25/47	$335,945	$351,166	(a)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	3.534%	10/15/32	1,810,000	1,805,886	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,139,849	(a)
Chase Mortgage Finance Trust, 2007-A1 2A3	4.478%	2/25/37	50,472	51,494	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	2.786%	8/25/35	3,593	3,589	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.290%)	2.776%	10/25/35	59,801	59,898	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	2.686%	1/25/36	7,622	7,510	(a)(c)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	719,028	(c)
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	204,325	202,802
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,062,231
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	3.404%	12/15/36	3,530,000	3,518,167	(a)(c)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	5.005%	3/25/37	319,620	271,698	(a)
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	3.293%	6/11/32	710,000	708,750	(a)(c)
Commercial Mortgage Trust, 2010-C1 C	5.993%	7/10/46	860,000	889,619	(a)(c)
Commercial Mortgage Trust, 2018-COR3 A3	4.228%	5/10/51	2,140,000	2,302,139
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.906%	7/25/36	428,431	412,696	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.250%	1/27/36	2,058,459	1,883,882	(a)(c)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.250%)	2.732%	2/19/45	151,219	148,868	(a)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	3.199%	12/29/45	308,940	309,500	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	267,024	283,593

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC Trust, 3877 FA (1 mo. USD LIBOR + 0.350%)	2.834%	11/15/40	$433,352	$433,653	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.936%	10/25/29	2,360,000	2,553,347	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	5.486%	10/25/29	3,110,000	3,285,370	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.386%	11/25/24	997,847	1,120,899	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	3.166%	10/25/30	1,448,995	1,448,887	(a)(c)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	5.048%	2/25/35	322,212	324,980	(a)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,315,357	2,303,690	(a)(c)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	121,854	139,815	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.904%	5/15/34	984,669	923,446	(a)(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	689,304	668,363
Gosforth Funding PLC, 2017-1A A1A (3mo. USD LIBOR + 0.470%)	3.095%	12/19/59	730,921	730,390	(a)(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	3.029%	3/20/60	1,188,624	1,190,486	(a)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	3.479%	5/20/60	1,411,119	1,430,245	(a)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	2.839%	10/20/60	2,513,833	2,504,019	(a)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.859%	8/20/58	2,563,392	2,556,620	(a)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.959%	11/20/60	3,126,127	3,123,697	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	3.009%	1/20/61	$272,477	$272,610	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	3.009%	12/20/60	345,552	345,732	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.959%	2/20/61	541,526	541,098	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	3.009%	2/20/61	882,394	882,742	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.979%	8/20/61	1,521,743	1,521,384	(a)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	3.009%	7/20/62	9,769,161	9,774,450	(a)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	3.039%	10/20/62	295,002	296,766	(a)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	3.029%	10/20/62	519,593	520,061	(a)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	2.849%	12/20/62	6,105,396	6,086,658	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	2.909%	3/20/63	1,943,380	1,938,150	(a)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	2.979%	6/20/63	607,092	606,960	(a)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	2.979%	6/20/63	247,480	247,422	(a)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	2.979%	5/20/63	227,279	227,226	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.159%	2/20/60	179,099	179,783	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.986%	5/25/37	$207,964	$207,298	(a)(c)
Impac Secured Assets Corp., 2006-3 A7 (1mo. USD LIBOR + 0.270%)	2.756%	11/25/36	1,802,772	1,354,044	(a)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	3.206%	1/25/35	175,294	150,798	(a)
JP Morgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,267,424	3,299,315	(c)
JP Morgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,425,827	(c)
JP Morgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,844,060	2,172,090	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	7,926	7,917
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	1,979,576
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,152,171	1,149,246	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	3,925,428	3,915,461	(a)(c)
Lanark Master Issuer PLC, 2018-1A 1A (3mo. USD LIBOR + 0.420%)	3.083%	12/22/69	2,736,000	2,735,707	(a)(c)
Luminent Mortgage Trust, 2006-7 2A2 (1mo. USD LIBOR + 0.220%)	2.706%	12/25/36	65,761	21,012	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	26,996	27,305	(c)
Merrill Lynch Mortgage Investors Trust MLMI Series, 2003-A2 2M1	4.442%	3/25/33	255,212	206,672	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	4.538%	2/25/34	40,774	40,957	(a)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	4.538%	2/25/34	1,732,884	1,740,659	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	201,824	201,322
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	586,082
Morgan Stanley Capital I Trust, 2016- UBS9 A1	1.711%	3/15/49	512,246	506,112
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	3.334%	11/15/34	710,000	707,952	(a)(c)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.868%	12/15/51	54,338,519	3,628,699	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	$761,638	$750,463	(a)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	918,673	942,165	(a)(c)
RAMP Series Trust, 2004-SL4 A5	7.500%	7/25/32	12,957	9,654
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	3.036%	5/25/37	2,125,565	1,675,059	(a)
Seasoned Credit Risk Transfer Trust Series, 2018-1 M	4.750%	5/25/57	1,530,000	1,498,294	(a)(c)
Seasoned Credit Risk Transfer Trust Series, 2019-1 M	4.750%	7/25/58	1,970,000	1,838,904	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	3.543%	6/20/33	377,205	377,263	(a)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	3.166%	1/21/70	416,000	414,997	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.438%	3/25/34	291,300	290,016	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.398%	6/25/35	85,870	83,918	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.332%	3/25/35	234,159	221,556	(a)
Structured Asset Securities Corp., 2005- RF3 2A	4.222%	6/25/35	420,331	395,156	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	613,487	(a)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	3.166%	6/25/44	1,756,057	1,764,658	(a)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	2,951,843
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,770,287	(c)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.565%	8/20/35	26,276	23,904	(a)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A (1 mo. USD LIBOR + 1.350%)	3.834%	6/15/29	880,000	880,711	(a)(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR19 A1B2 (1mo. USD LIBOR + 0.410%)	2.896%	12/25/45	113,857	114,108	(a)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR4 A5	3.934%	4/25/35	64,933	66,160	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.128%	6/25/33	83,703	84,937	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (11th District Cost of Fund + 1.500%, min. coupon of 1.500%)	2.625%	10/25/46	$1,681,110	$1,613,295	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	3.097%	3/25/47	1,730,004	1,617,328	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	4.974%	12/25/34	105,397	108,007	(a)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	4.775%	7/25/34	107,208	97,411	(a)
WFRBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	485,377	484,982

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $113,134,556)				114,412,571

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.5%
U.S. Government Agencies - 2.1%
Federal Farm Credit Banks, Bonds	2.070%	1/4/21	2,940,000	2,926,107
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	2.643%	9/20/21	4,400,000	4,403,028	(a)
Federal Home Loan Banks, Bonds	1.375%	9/28/20	3,030,000	2,985,131
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.375%	4/20/20	1,370,000	1,355,256
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.625%	9/29/20	2,220,000	2,196,529
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	2/16/21	1,240,000	1,241,426

Total U.S. Government Agencies				15,107,477

U.S. Government Obligations - 12.4%
U.S. Treasury Notes	2.000%	1/31/20	7,500,000	7,475,684
U.S. Treasury Notes	1.500%	6/15/20	7,000	6,926
U.S. Treasury Notes	2.500%	1/31/21	13,410,000	13,457,669
U.S. Treasury Notes	2.375%	3/15/21	6,150,000	6,161,171
U.S. Treasury Notes	2.625%	5/15/21	16,210,000	16,325,876
U.S. Treasury Notes	2.500%	2/15/22	8,120,000	8,180,424
U.S. Treasury Notes	2.500%	1/31/24	870,000	880,263
U.S. Treasury Notes	2.125%	3/31/24	35,040,000	34,849,059
U.S. Treasury Notes	2.000%	2/15/25	2,430,000	2,390,797

Total U.S. Government Obligations				89,727,869

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $104,571,935)				104,835,346

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 11.0%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	3.611%	5/25/32	$112,595	$111,860	(a)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	3.166%	4/25/33	1,461,537	1,438,265	(a)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	3.311%	8/25/33	117,462	115,189	(a)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.326%	5/1/27	940,000	940,471	(a)(c)
American Money Management Corp. CLO Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.100%)	3.746%	5/26/31	2,200,000	2,174,462	(a)(c)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.261%	10/20/27	1,500,000	1,496,391	(a)(c)
Ares XXVII CLO Ltd., 2013-2A XR (3 mo. USD LIBOR + 0.900%)	3.665%	7/28/29	218,750	218,750	(a)(c)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1mo. USD LIBOR + 1.725%)	4.211%	12/25/34	980,107	978,901	(a)
Avery Point VI CLO Ltd., 2015-6A AR (3mo. USD LIBOR + 1.050%)	3.783%	8/5/27	625,000	622,865	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	3,570,000	3,560,681	(c)
BlueMountain CLO Ltd., 2015-1A A1R (3mo. USD LIBOR + 1.330%)	4.127%	4/13/27	4,000,000	4,000,720	(a)(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.886%	7/25/36	1,630,000	1,528,368	(a)(c)
Carlyle Global Market Strategies US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.981%	7/20/31	1,250,000	1,244,235	(a)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3mo. USD LIBOR + 1.090%)	3.851%	10/20/28	1,030,000	1,027,638	(a)(c)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	4.121%	4/23/29	2,000,000	2,000,164	(a)(c)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	2,105	836	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	3.416%	12/25/35	1,529,000	1,538,294	(a)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	4.037%	7/15/26	543,805	543,798	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	2.704%	2/15/29	$2,511,637	$2,296,512	(a)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	3.815%	10/26/27	2,750,000	2,734,196	(a)(c)
GM Financial Automobile Leasing Trust, 2017-2 A2B (1 mo. USD LIBOR + 0.300%)	2.788%	1/21/20	198,109	198,122	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.851%	7/25/27	1,080,000	1,074,662	(a)(c)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	1,610,000	1,604,417	(c)
Jamestown CLO X Ltd., 2017-10A A1 (3mo. USD LIBOR + 1.250%)	4.023%	7/17/29	1,500,000	1,497,221	(a)(c)
KKR Financial CLO Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.787%	4/15/31	1,000,000	980,249	(a)(c)
LCM XXIII LTD., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	4.161%	10/20/29	1,430,000	1,431,667	(a)(c)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.771%	7/25/26	1,227,578	1,227,385	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.746%	6/25/46	168,447	159,906	(a)(c)
Myers Park CLO Ltd. (3 mo. USD LIBOR + 1.600%)	4.019%	10/20/30	250,000	246,761	(a)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.786%	3/25/66	5,140,000	5,295,405	(a)(c)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.842%	12/7/20	867,683	868,858	(a)
Nelnet Student Loan Trust, 2014-6A A (1mo. USD LIBOR + 0.650%)	3.136%	11/25/52	1,025,095	1,014,769	(a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A A (3 mo. USD LIBOR + 1.230%)	3.991%	4/19/30	250,000	249,161	(a)(c)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	3.845%	4/26/31	2,100,000	2,077,284	(a)(c)
OHA Loan Funding Ltd., 2015-1A AR (3mo. USD LIBOR + 1.410%)	4.094%	8/15/29	500,000	500,772	(a)(c)
Option One Mortgage Loan Trust, 2007- FXD1 1A1	5.866%	1/25/37	1,447,434	1,360,788
Option One Mortgage Loan Trust, 2007- FXD1 2A1	5.866%	1/25/37	1,362,040	1,283,455
OSCAR U.S. Funding Trust VI LLC, 2017-1A A2A	2.300%	5/11/20	54,672	54,795	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	3.801%	4/30/27	$2,500,000	$2,485,500	(a)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	3.611%	8/25/33	87,397	86,205	(a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	3.461%	12/25/33	29,312	28,498	(a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	2.921%	12/15/38	3,790,000	3,670,742	(a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.901%	6/15/39	3,349,763	3,258,697	(a)
SLM Student Loan Trust, 2003-4 A5A (3mo. USD LIBOR + 0.750%)	3.361%	3/15/33	136,277	134,607	(a)(c)
SLM Student Loan Trust, 2006-10 A6 (3mo. USD LIBOR + 0.150%)	2.921%	3/25/44	6,090,000	5,887,048	(a)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	3,921,146	3,847,037	(c)
Structured Asset Securities Corp., 2004-SC1 A	8.356%	12/25/29	20,811	20,320	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.866%	10/25/36	1,800,000	1,787,679	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.093%	5/25/31	1,686,942	1,514,766	(a)(c)
Symphony CLO XII Ltd., 2013-12A AR (3mo. USD LIBOR + 1.030%)	3.817%	10/15/25	2,193,182	2,183,275	(a)(c)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	4.119%	2/15/29	520,000	520,000	(a)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.459%	10/20/28	1,730,000	1,721,302	(a)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3mo. USD LIBOR + 1.110%)	3.871%	7/20/30	1,500,000	1,487,303	(a)(c)
Voya CLO Ltd., 2013-1A A1AR (3 mo. USD LIBOR + 1.210%)	3.997%	10/15/30	1,000,000	998,621	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $79,134,723)				79,329,873

MORTGAGE-BACKED SECURITIES - 8.5%
FHLMC - 1.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/49	700,000	741,344	(k)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	9.000%	5/1/20-1/1/21	207	207

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	$53,584	$54,719
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	132,940	152,699
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	558,473	559,522
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	6/1/46-3/1/49	2,820,611	2,868,386
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	9/1/48	5,370,654	5,542,916
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	11/1/48	96,799	102,529
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.951%	6/1/43	1,281,908	1,281,742	(a)

Total FHLMC				11,304,064

FNMA - 4.9%
Federal National Mortgage Association (FNMA)	5.500%	3/1/20-9/1/21	999	1,001
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	796	799
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	3,178,407	3,165,684
Federal National Mortgage Association (FNMA)	6.500%	4/1/24	485	536
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-9/1/32	283,622	302,414
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	43	47
Federal National Mortgage Association (FNMA)	3.600%	1/1/29	498,680	523,701
Federal National Mortgage Association (FNMA)	3.820%	1/1/29	490,000	524,387
Federal National Mortgage Association (FNMA)	3.830%	1/1/29	1,490,000	1,594,288
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-9/1/47	2,233,521	2,230,543
Federal National Mortgage Association (FNMA)	4.000%	4/1/47- 6/1/57	14,053,553	14,540,301
Federal National Mortgage Association (FNMA)	3.500%	10/1/47-7/1/48	6,312,907	6,412,704

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	$666,375	$705,150
Federal National Mortgage Association (FNMA)	3.500%	4/1/49	2,800,000	2,838,170	(k)
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	100,000	105,736	(k)
Federal National Mortgage Association (FNMA)	3.000%	5/1/49	1,500,000	1,491,984	(k)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.749%	9/1/37	1,080,623	1,129,132	(a)

Total FNMA				35,566,577

GNMA - 2.0%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	14,294	15,406
Government National Mortgage Association (GNMA)	6.500%	8/15/34	417,980	467,159
Government National Mortgage Association (GNMA)	7.000%	3/15/36	94,418	109,573
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	770,638	776,601
Government National Mortgage Association (GNMA)	3.500%	6/15/48	652,050	669,134
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/45	319,301	327,178
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-2/20/48	6,122,297	6,153,671
Government National Mortgage Association (GNMA) II	5.000%	11/20/48-1/20/49	546,507	573,170
Government National Mortgage Association (GNMA) II	3.000%	4/20/49	100,000	100,437	(k)
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	2,400,000	2,452,078	(k)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	200,000	206,512	(k)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	200,000	207,754	(k)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.190%)	3.710%	7/20/60	102,693	105,048	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.071%)	4.600%	8/20/60	$902,401	$960,119	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.253%)	3.843%	7/20/60	210,269	214,614	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	4.030%	1/20/60	1,084,379	1,111,713	(a)

Total GNMA				14,450,167

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $60,772,058)				61,320,808

SOVEREIGN BONDS - 1.6%
Canada - 0.3%
Province of Alberta Canada, Senior Notes	1.750%	8/26/20	2,100,000	2,077,711	(c)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,166,847	(c)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	2.375%	6/2/21	1,770,000	1,748,972	(c)
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,910,000	1,968,011	(b)

Total Qatar				3,716,983

Saudi Arabia - 0.3%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,325,415	(c)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,090,000	2,072,967	(c)

TOTAL SOVEREIGN BONDS (Cost - $11,188,654)				11,359,923

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
U.S. Treasury Bonds, Inflation Indexed (Cost - $1,658,641)	1.375%	2/15/44	1,598,459	1,766,929

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $733,381,848)				735,401,561

SHORT-TERM INVESTMENTS - 2.6%
U.S. GOVERNMENT AGENCIES - 0.1%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $809,227)	2.307%	4/15/19	810,000	809,241	(l)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 2.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $17,964,466)	2.440%	17,964,466	$17,964,466	(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,773,693)			18,773,707

TOTAL INVESTMENTS - 104.6% (Cost - $752,155,541)			754,175,268
Liabilities in Excess of Other Assets - (4.6)%			(33,473,263)

TOTAL NET ASSETS - 100.0%			$720,702,005

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of March 31, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of March 31, 2019.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Fund held TBA securities with a total cost of $8,089,223.

(l)	Rate shown represents yield-to-maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $17,964,466 and the cost was $17,964,466 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
USD	— United States Dollar
UST	— United States Treasury

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	$115.25	135	$135,000	$92,813
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	115.00	135	135,000	120,234
U.S. Treasury 5-Year Notes Futures, Call	4/26/19	115.50	67	67,000	35,070

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $92,198)					$248,117

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	864	12/19	$209,403,446	$210,751,200	$1,347,754
90-Day Eurodollar	245	6/20	59,520,016	59,887,188	367,172
U.S. Treasury 2-Year Notes	1,243	6/19	263,909,029	264,875,531	966,502

					2,681,428

Contracts to Sell:
U.S. Treasury 5-Year Notes	483	6/19	55,589,329	55,944,987	(355,658)
U.S. Treasury 10-Year Notes	89	6/19	10,871,997	11,055,469	(183,472)
U.S. Treasury Long-Term Bonds	84	6/19	12,222,076	12,571,125	(349,049)

					(888,179)

Net unrealized appreciation on open futures contracts					$1,793,249

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

At March 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$36,124,000	6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	$8,384
	9,796,000	12/31/25	2.25% semi-annually	3-Month LIBOR quarterly	$13,449	27,465
	26,067,000	12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	(157,523)	(156,601)
	40,382,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(544,836)	99,709

Total	$112,369,000				$(688,910)	$(21,043)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$137,079,858	$0	*	$137,079,858
Other Corporate Bonds & Notes	—	225,296,253	—		225,296,253
Collateralized Mortgage Obligations	—	114,412,571	—		114,412,571
U.S. Government & Agency Obligations	—	104,835,346	—		104,835,346
Asset-Backed Securities	—	79,329,873	—		79,329,873
Mortgage-Backed Securities	—	61,320,808	—		61,320,808
Sovereign Bonds	—	11,359,923	—		11,359,923
U.S. Treasury Inflation Protected Securities	—	1,766,929	—		1,766,929

Total Long-Term Investments	—	735,401,561	0	*	735,401,561

Short-Term Investments†:
U.S. Government Agencies	—	809,241	—		809,241
Money Market Funds	—	17,964,466	—		17,964,466

Total Short-Term Investments	—	18,773,707	—		18,773,707

Total Investments	—	$754,175,268	$0	*	$754,175,268

Other Financial Instruments:
Futures Contracts	$2,681,428	—	—		$2,681,428
Centrally Cleared Interest Rate Swaps	—	$135,558	—		135,558

Total Other Financial Instruments	$2,681,428	$135,558	—		$2,816,986

Total	$2,681,428	$754,310,826	$0	*	$756,992,254

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$248,117	—	—		$248,117
Futures Contracts	888,179	—	—		888,179
Centrally Cleared Interest Rate Swaps	—	$156,601	—		156,601

Total	$1,136,296	$156,601	—		$1,292,897

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$16,986,468	$90,177,998	90,177,998	$89,200,000	89,200,000

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$80,271	—	$17,964,466

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